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                   AH&H Partners Fund Limited Partnership
                        Report on Financial Statements
                   For the Year ended December 31, 2000
                                  (audited)






                             TABLE OF CONTENTS

                                                                PAGE

      INDEPENDENT AUDITORS' REPORT                               1

      Investment Portfolio
      as of December 31, 2000                                    2-3

      Statement of Assets and Liabilities                        4
      as of December 31, 2000

      Statement of Operations                                    5
      as of December 31, 2000

      Statement of Changes in Net Assets                         6
      For the year ended December 31, 2000

      Notes to Financial Statements                              7-8

     To the General Partner Nad Limited Partners of
     AH&H Partners FUnd Limited Partnership
     Boston, Massachusetts


                     INDEPENDENT AUDITORS' REPORT


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets, present fairly, in all material respects, the financial position of the AH&H Partners Fund Limited Partnership (the Partnership) at December 31, 2000, the results of its operations and the changes in its net assets for each of the periods indicated, in conformity with generally accepted accounting principles. these financial statements are the responsibility of the Partnership's management; our responsibility is to express an opinion on these financial ststements based on our audits.


     We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain resonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall finacial statement presentation.

     We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

     Boston, Massachusetts
     February 14, 2001
                                  1

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                     AH&H Partners Fund Limited Partnership
                              Investment Portfolio
                               December 31, 2000


INDUSTRY & COMPANY                                 Shares         Value

EQUITY SECURITIES - COMMON STOCK        59.3%

    CAPITAL GOODS                        2.8%
      Unique Mobility Inc.                          99,400       $708,225

    CONSUMER SERVICES                    5.3%
      Diamond Cluster International Inc             30,000       $915,000
      Student Advantage                            100,000       $425,000
                                                                 ---------
                                                               $1,340,000

    EMERGING ENERGY                      2.7%
      Fuel Cell Energy Inc.                         10,000      $685,625

    FINANCIALS                           1.9%
      First Financial FD Inc Com                    50,000      $487,500

    HEALTHCARE                           3.8%
     Ascent Pediatrics                             215,969      $161,977
     OSI Pharmaceuticals                            10,000      $801,250
                                                                --------
                                                                $963,227

    INTERNET PRODUCT & SERVICES           3.1%
     Macromedia Inc.                                10,000      $607,500
     Necentives                                     50,000      $190,625
                                                                ----------
                                                                $798,125

    INFORMATION TECHNOLOGY                19.8%
     Aether Systems Inc                               7,261     $284,087
     Alpha Industries                                40,000   $1,480,000
     August Technology                              115,000   $1,487,812
     Critical Path Inc.                              25,000     $768,750
     LTX Corp                                        35,000     $453,359
     Project Software & Dev Inc. Com                 24,000     $257,625
     SDL Inc.                                         2,000     $296,375
							      -----------
                                                              $5,028,008

    TELECOMMUNICATIONS                     12.7%
     Corning                                         60,990    $3,221,035

  TOTAL COMMON STOCK (Cost $11,347,400)                       $15,065,495



          See auditors'report and notes to financial statements.

                                    2

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                     AH&H Partners Fund Limited Partnership
                             Investment Portfolio
                              December 31, 2000


INDUSTRY & COMPANY                                  Shares        Value
PRIVATE HOLDINGS   		14.6%

     Advanced UroScience Inc.                      377,679      $1,982,815
     Domania.com Inc.                              535,487        $499,984
     Marathon Technologies - Series B               31,250        $375,000
     Marathon Technologies - Series D               20,833        $249,996
     Molecular Geodesics                           650,000        $216,450
     Sys-Tech Solutions (Common Stock)             149,965         $14,997
     Sys-Tech Solutions - Series A Pfd.              2,777        $277,700
     Sys-Tech Solutions - Series B Pfd.              1,020        $102,000
                                                                 ----------
TOTAL PRIVATE HOLDINGS (COST $3,367,405)                        $3,718,942

CASH & EQUIVALENTS                      26.1%

     State Street Checking                                             100
     Escrow - Cash                                                  71,855
     Fidelity Daily Money Market Fund                           $6,575,347
                                                                -----------
TOTAL INVESTMENT PORTFOLIO             100.0%
    (Cost $21,362,107)                                         $25,431,739

                                                                -----------







                See auditors' and notes to financial statements
                                      3

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                     AH&H Partners Fund Limited Partnership
                      Statement of Assets and Liabilities
                           As of December 31, 2000




                                                         December 31,2000
                                                        -----------------

  Investments at Market value (Cost Basis $21,362,107)     $25,431,739
                                                           -----------
    TOTAL ASSETS                                           $25,431,739
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Capital Withdrawals                                 $216,003
  Accrued Management Fees                                      $63,602
  Accrued Board of Directors Fees                               $2,500
                                                              --------

TOTAL LIABILITIES                                             $282,105
                                                              --------

NET ASSETS                                                 $25,149,634
                                                           -----------
                                                           -----------


            See auditors'report and notes to financial statements.

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                       AH&H Partners Fund Limited Partnership
                              Statement of Operations
                     For the Year ended December 31, 2000




                                                      December 31, 2000
                                                      ---------------
    INVESTMENT INCOME

      Income:
         Dividends                                           $247,649
         Interest                                                 $47
                                                       ---------------
      Total Income                                          $247,696

      Expenses:
         Management Fees                                    $323,496
         Other Expenses                                      $10,537
                                                      ---------------
      Total Expenses                                        $334,033

     Net Investment Loss                                    ($86,337)

     NET REALIZED AND UNREALIZED GAIN(LOSS)

        Net Realized Gain                                 $2,078,535
        Net Unrealized Depreciation                      ($1,426,071)
     Net Gain/(Loss) on Investments                         $652,464
                                                        --------------

     NET INCREASE IN NET ASSETS                             $566,127
                                                       --------------





   The accompanying notes are an integral part of the financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                         Years Ending December 31, 2000




                                                      December 31, 2000
                                                      --------------
   INCREASE IN NET ASSETS
      Operations:
        Net Investment Loss                                 ($86,337)
        Net Realized Gain/(Loss)                           $2,078,535
        Net Unrealized Depreciation                       ($1,426,071)
                                                        ---------------
   Net Increase in Net Assets from Operations                $566,127

   Contributions to Capital                                       $0

   Withdrawals from Capital                                ($570,880)
                                                      ----------------
   INCREASE (DECREASE)IN NET ASSETS                          ($4,753)
                                                      ----------------
   Net Assets at Beginning of Period                     $25,154,387

   NET ASSETS AT END OF PERIOD                           $25,149,634
                                                      ----------------
                                                      ----------------

          See auditors' report and notes to financial statements.

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Notes to Financial Statements
                   For the Year Ending December 31, 2000



 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

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                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For the Year Ending December 31, 2000


 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the year ended December 31, 2000, the Managing
    General Partner received fees of $323,496 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the year ending December 31, 2000 aggregated $25,514,530 and $30,374,144 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.



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